Loans Receivable and Allowance for Loan Losses (Schedule of Impaired Loan Receivables, Average) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans With No Related Allowance:
Average Recorded Investment	$ 44,699	$ 45,039
Interest Income Recognized	1,211	761
Loans With An Allowance Recorded:
Average Recorded Investment	18,859	13,064
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	63,558	58,103	74,600
Interest Income Recognized	1,211	761	1,300
Commercial and industrial [Member]
Loans With No Related Allowance:
Average Recorded Investment	11,567	12,901
Interest Income Recognized	171	141
Loans With An Allowance Recorded:
Average Recorded Investment	5,258	7,974
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	16,825	20,875
Interest Income Recognized	171	141
Commercial tax-exempt [Member]
Loans With No Related Allowance:
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Owner occupied real estate [Member]
Loans With No Related Allowance:
Average Recorded Investment	3,846	5,333
Interest Income Recognized	150	191
Loans With An Allowance Recorded:
Average Recorded Investment	1,571	453
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	5,417	5,786
Interest Income Recognized	150	191
Commercial construction and land development [Member]
Loans With No Related Allowance:
Average Recorded Investment	10,319	11,803
Interest Income Recognized	510	231
Loans With An Allowance Recorded:
Average Recorded Investment	11,375	4,637
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	21,694	16,440
Interest Income Recognized	510	231
Commercial real estate [Member]
Loans With No Related Allowance:
Average Recorded Investment	12,434	9,500
Interest Income Recognized	319	192
Loans With An Allowance Recorded:
Average Recorded Investment	655	0
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	13,089	9,500
Interest Income Recognized	319	192
Residential [Member]
Loans With No Related Allowance:
Average Recorded Investment	3,994	3,557
Interest Income Recognized	43	6
Total Impaired Loans:
Average Recorded Investment	3,994	3,557
Interest Income Recognized	43	6
Consumer [Member]
Loans With No Related Allowance:
Average Recorded Investment	2,539	1,945
Interest Income Recognized	18	0
Total Impaired Loans:
Average Recorded Investment	2,539	1,945
Interest Income Recognized	$ 18	$ 0